Commitments and Contingencies	6 Months Ended
Jun. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
13.	Commitments and Contingencies
The contractual obligations schedule set forth below summarizes our contractual obligations excluding interest payable as of June 30, 2021.

	Remainder of 2021	2022	2023	2024	2025	Thereafter	Total

		(in thousands)
Secured term loan facilities and revolving credit facilities	33,832	124,479	202,353	182,527	65,274	—	608,465
2020 Bonds	—	—	—	—	100,000	—	100,000
2018 Bonds	—	—	71,697	—	—	—	71,697
Navigator Aurora Facility	—	—	—	—	—	58,018	58,018
Office operating leases 1	791	253	—	—	—	—	1,044

Total contractual obligations	$34,623	$124,732	$274,050	$182,527	$165,274	$58,018	$839,224

1
The Company occupies office space in London with a lease that commenced in January 2017 for a period of 10 years with a mutual break option in January 2022. The break option was exercised by the Company on April 22, 2021. Please read Note 14—Operating Lease Liabilities for additional information.

The Company entered into a three-year lease for office space in New York that terminates on May 31, 2022. The annual gross rent under this lease is approximately $0.4 million, subject to certain adjustments.
The lease term for our representative office in Gdynia, Poland is for a period of five years commencing from January 2017. The gross rent per year is approximately $60,000.
The weighted average remaining contractual lease term for the above three office leases on June 30, 2021, was 0.68 years.